INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2015
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

3. INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

Available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of tax. Held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥729	¥109	¥2

(1) Debt and equity securities with readily determinable fair values

Investments in debt and equity securities at March 31, 2014 and 2015, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2014				2015
	Cost*1	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*1	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities*2	¥273,595	¥735,606	¥462,012	¥1	¥273,271	¥1,007,629	¥734,358	¥0
Investment trusts	10,017	10,025	8	—	12,500	12,500	—	—

Total equity securities	283,612	745,631	462,020	1	285,771	1,020,129	734,358	0

Total available-for-sale securities	283,612	745,631	462,020	1	285,771	1,020,129	734,358	0

Held-to-maturity securities:
Corporate bonds	108,475	108,551	87	11	126,739	126,692	67	114
Government bonds and public bonds	6	6	—	—	7	7	—	—

Total held-to-maturity securities	108,481	108,557	87	11	126,746	126,699	67	114

Total	¥392,093	¥854,188	¥462,107	¥12	¥412,517	¥1,146,828	¥734,425	¥114

*1 Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

*2 Marketable equity securities mainly consist of the shares of KDDI Corporation, which is a telecommunications carrier in Japan. At March 31, 2015, Kyocera Corporation’s equity interest in KDDI Corporation was 12.76%. Cost, aggregate fair value and gross unrealized gain of the shares of KDDI Corporation held by Kyocera are as follows:

	March 31,
	2014				2015
	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss	Cost	Aggregate Fair Value	Gross Unrealized Gain	Gross Unrealized Loss
	(Yen in millions)
Shares of KDDI Corporation	¥249,036	¥684,464	¥435,428	¥—	¥249,036	¥934,781	¥685,745	¥—

Short-term investments in debt and equity securities and long-term investments in debt and equity securities at March 31, 2014 and 2015 are as follows:

	March, 31
	2014			2015
	Available- for-Sale	Held-to- Maturity	Total	Available- for-Sale	Held-to- Maturity	Total
	(Yen in millions)
Short-term investment in debt and equity securities	¥10,000	¥105,900	¥115,900	¥12,500	¥82,737	¥95,237
Long-term investment in debt and equity securities	735,631	2,581	738,212	1,007,629	44,009	1,051,638

Total	¥745,631	¥108,481	¥854,112	¥1,020,129	¥126,746	¥1,146,875

At March 31, 2015, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2015
	Available-for-Sale		Held-to-Maturity
	Cost	Aggregate Fair Value	Cost	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥—	¥—	¥82,737	¥82,781
Due after 1 year to 5 years	—	—	44,009	43,918
Equity securities	285,771	1,020,129	—	—

Total	¥285,771	¥1,020,129	¥126,746	¥126,699

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥34,587	¥24,440	¥22,766
Gross realized gains	5,858	3,323	494
Gross realized losses	1,156	460	—

For the purpose of computing gains and losses, the cost of those securities is determined by the moving average method.

(2) Other investments

Kyocera holds time deposits and certificates of deposits which are due over three months to original maturity, non-marketable equity securities, long-term loans and investments in affiliates and an unconsolidated subsidiary. Carrying amounts of these investments at March 31, 2014 and 2015, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2014	2015
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥160,376	¥186,953
Non-marketable equity securities	11,616	13,664
Long-term loans	26	4
Investments in affiliates and an unconsolidated subsidiary	3,160	4,139

Total	¥175,178	¥204,760